Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations
Period ending June 30,	Amount
2023	53,366
2024	64,200
2025	63,725
2026	63,509
2027	62,925
2028 and thereafter	418,545
Total	$726,270